UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Enterprise Mergers and Acquisitions Fund

Class AAA - EAAAX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You may find additional information about the Fund at https://gabelli.com/ticker/EAAAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	$100	1.94%

How did the Fund perform?

For the six month period ended March 31, 2026, the Gabelli Enterprise Mergers & Acquisitions Fund outperformed its broad-based benchmark the S&P 500 Index, and its comparative benchmarks the  Lipper US Treasury Money Market Fund Average and the S&P Merger Arbitrage Index. The megadeal trend continued into 2026. While many of the largest transactions invlolved investments in AI firms, there were plenty of strategic combinations Contributors to the portfolio included Millicom International Cellular SA, National Fuel Gas Company, and Telesat Corp. Detractors from performance included Herc Holdings, Inc., Fox Corporation Class B, and Sony Group Corporation ADR.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
03/16	10,000	10,000	10,000	10,000
03/17	10,811	11,717	10,008	9,594
03/18	11,230	13,356	10,072	9,742
03/19	11,424	14,625	10,248	10,509
03/20	9,720	13,604	10,417	10,617
03/21	12,938	21,270	10,422	11,637
03/22	13,081	24,599	10,423	12,023
03/23	12,364	22,697	10,669	11,489
03/24	12,978	29,479	11,205	12,406
03/25	14,172	31,912	11,734	13,353
03/26	17,062	37,592	12,180	15,015

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	7.65%	20.40%	5.69%	5.49%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper U.S. Treasury Money-Market Fund Average	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index	7.36%	12.45%	5.23%	4.15%

Fund Statistics

  Total Net Assets$57,030,585
  Number of Portfolio Holdings229
  Portfolio Turnover Rate50%
  Management Fees$159,627

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/EAAAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Fox Corp.	3.9%
Myers Industries Inc.	3.9%
Vulcan Materials Co.	2.9%
Alamos Gold Inc.	2.5%
Atlanta Braves Holdings Inc.	2.3%
Endesa SA	2.4%
Koninklijke KPN NV	1.9%
Telesat Corp.	1.9%
TXNM Energy Inc.	1.9%
Iveco Group NV	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	86.4%
U.S. Government Obligations	13.3%
Rights	0.8%
Common Stocks – Securities Sold Short	(0.3)%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	15.8%
U.S. Government Obligations	13.3%
Entertainment	9.5%
Diversified Industrial	8.2%
Health Care	7.7%
Telecommunications	7.5%
Financial Services	4.8%
Metals and Mining	4.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	(0.3)%

The Gabelli Enterprise Mergers and Acquisitions Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - EAAAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/EAAAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EAAAX-26-SATSR

The Gabelli Enterprise Mergers and Acquisitions Fund

Class C - EMACX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You may find additional information about the Fund at https://gabelli.com/ticker/EMACX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	$139	2.69%

How did the Fund perform?

For the six month period ended March 31, 2026, the Gabelli Enterprise Mergers & Acquisitions Fund outperformed its broad-based benchmark the S&P 500 Index, and its comparative benchmarks the  Lipper US Treasury Money Market Fund Average and the S&P Merger Arbitrage Index. The megadeal trend continued into 2026. While many of the largest transactions invlolved investments in AI firms, there were plenty of strategic combinations Contributors to the portfolio included Millicom International Cellular SA, National Fuel Gas Company, and Telesat Corp. Detractors from performance included Herc Holdings, Inc., Fox Corporation Class B, and Sony Group Corporation ADR.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
03/16	10,000	10,000	10,000	10,000	10,000
03/17	10,731	10,631	11,717	10,008	9,594
03/18	11,059	10,956	13,356	10,072	9,742
03/19	11,162	11,058	14,625	10,248	10,509
03/20	9,438	9,350	13,604	10,417	10,617
03/21	12,459	12,343	21,270	10,422	11,637
03/22	12,507	12,391	24,599	10,423	12,023
03/23	11,729	11,620	22,697	10,669	11,489
03/24	12,224	12,110	29,479	11,205	12,406
03/25	13,246	13,122	31,912	11,734	13,353
03/26	15,833	15,685	37,592	12,180	15,015

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	7.22%	19.53%	4.91%	4.70%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	6.22%	18.53%	4.91%	4.70%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper U.S. Treasury Money-Market Fund Average	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index	7.36%	12.45%	5.23%	4.15%

Fund Statistics

  Total Net Assets$57,030,585
  Number of Portfolio Holdings229
  Portfolio Turnover Rate50%
  Management Fees$159,627

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/EMACX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Fox Corp.	3.9%
Myers Industries Inc.	3.9%
Vulcan Materials Co.	2.9%
Alamos Gold Inc.	2.5%
Atlanta Braves Holdings Inc.	2.3%
Endesa SA	2.4%
Koninklijke KPN NV	1.9%
Telesat Corp.	1.9%
TXNM Energy Inc.	1.9%
Iveco Group NV	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	86.4%
U.S. Government Obligations	13.3%
Rights	0.8%
Common Stocks – Securities Sold Short	(0.3)%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	15.8%
U.S. Government Obligations	13.3%
Entertainment	9.5%
Diversified Industrial	8.2%
Health Care	7.7%
Telecommunications	7.5%
Financial Services	4.8%
Metals and Mining	4.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	(0.3)%

The Gabelli Enterprise Mergers and Acquisitions Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - EMACX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/EMACX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EMACX-26-SATSR

The Gabelli Enterprise Mergers and Acquisitions Fund

Class Y - EMAYX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You may find additional information about the Fund at https://gabelli.com/ticker/EMAYX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	$53	1.03%

How did the Fund perform?

For the six month period ended March 31, 2026, the Gabelli Enterprise Mergers & Acquisitions Fund outperformed its broad-based benchmark the S&P 500 Index, and its comparative benchmarks the  Lipper US Treasury Money Market Fund Average and the S&P Merger Arbitrage Index. The megadeal trend continued into 2026. While many of the largest transactions invlolved investments in AI firms, there were plenty of strategic combinations Contributors to the portfolio included Millicom International Cellular SA, National Fuel Gas Company, and Telesat Corp. Detractors from performance included Herc Holdings, Inc., Fox Corporation Class B, and Sony Group Corporation ADR.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $50,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $50,000 Investment

Table Summary
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
03/16	50,000	50,000	50,000	50,000
03/17	54,196	58,585	50,040	47,970
03/18	56,414	66,781	50,360	48,709
03/19	57,537	73,125	51,242	52,547
03/20	49,094	68,021	52,087	53,083
03/21	65,619	106,351	52,108	58,184
03/22	66,753	122,995	52,113	60,116
03/23	63,613	113,487	53,343	57,447
03/24	67,325	147,397	56,026	62,031
03/25	74,205	159,558	58,671	66,764
03/26	90,064	187,959	60,900	75,076

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	8.12%	21.37%	6.54%	6.06%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper U.S. Treasury Money-Market Fund Average	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index	7.36%	12.45%	5.23%	4.15%

Fund Statistics

  Total Net Assets$57,030,585
  Number of Portfolio Holdings229
  Portfolio Turnover Rate50%
  Management Fees$159,627

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/EMAYX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Fox Corp.	3.9%
Myers Industries Inc.	3.9%
Vulcan Materials Co.	2.9%
Alamos Gold Inc.	2.5%
Atlanta Braves Holdings Inc.	2.3%
Endesa SA	2.4%
Koninklijke KPN NV	1.9%
Telesat Corp.	1.9%
TXNM Energy Inc.	1.9%
Iveco Group NV	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	86.4%
U.S. Government Obligations	13.3%
Rights	0.8%
Common Stocks – Securities Sold Short	(0.3)%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	15.8%
U.S. Government Obligations	13.3%
Entertainment	9.5%
Diversified Industrial	8.2%
Health Care	7.7%
Telecommunications	7.5%
Financial Services	4.8%
Metals and Mining	4.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	(0.3)%

The Gabelli Enterprise Mergers and Acquisitions Fund

Semi-Annual Shareholder Report - March 31, 2026

Class Y - EMAYX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/EMAYX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EMAYX-26-SATSR

The Gabelli Enterprise Mergers and Acquisitions Fund

Class A - EMAAX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You may find additional information about the Fund at https://gabelli.com/ticker/EMAAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	$100	1.94%

How did the Fund perform?

For the six month period ended March 31, 2026, the Gabelli Enterprise Mergers & Acquisitions Fund outperformed its broad-based benchmark the S&P 500 Index, and its comparative benchmarks the  Lipper US Treasury Money Market Fund Average and the S&P Merger Arbitrage Index. The megadeal trend continued into 2026. While many of the largest transactions invlolved investments in AI firms, there were plenty of strategic combinations Contributors to the portfolio included Millicom International Cellular SA, National Fuel Gas Company, and Telesat Corp. Detractors from performance included Herc Holdings, Inc., Fox Corporation Class B, and Sony Group Corporation ADR.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
03/16	10,000	10,000	10,000	10,000	10,000
03/17	10,791	10,170	11,717	10,008	9,594
03/18	11,185	9,936	13,356	10,072	9,742
03/19	11,349	9,502	14,625	10,248	10,509
03/20	9,644	7,610	13,604	10,417	10,617
03/21	12,823	9,537	21,270	10,422	11,637
03/22	12,959	9,084	24,599	10,423	12,023
03/23	12,249	8,093	22,697	10,669	11,489
03/24	12,864	8,010	29,479	11,205	12,406
03/25	14,049	8,245	31,912	11,734	13,353
03/26	16,901	9,349	37,592	12,180	15,015

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	7.57%	20.30%	5.68%	5.39%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	1.39%	13.38%	4.43%	4.77%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Lipper U.S. Treasury Money-Market Fund Average	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index	7.36%	12.45%	5.23%	4.15%

Fund Statistics

  Total Net Assets$57,030,585
  Number of Portfolio Holdings229
  Portfolio Turnover Rate50%
  Management Fees$159,627

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/EMAAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Fox Corp.	3.9%
Myers Industries Inc.	3.9%
Vulcan Materials Co.	2.9%
Alamos Gold Inc.	2.5%
Atlanta Braves Holdings Inc.	2.3%
Endesa SA	2.4%
Koninklijke KPN NV	1.9%
Telesat Corp.	1.9%
TXNM Energy Inc.	1.9%
Iveco Group NV	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	86.4%
U.S. Government Obligations	13.3%
Rights	0.8%
Common Stocks – Securities Sold Short	(0.3)%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Energy and Utilities	15.8%
U.S. Government Obligations	13.3%
Entertainment	9.5%
Diversified Industrial	8.2%
Health Care	7.7%
Telecommunications	7.5%
Financial Services	4.8%
Metals and Mining	4.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	(0.3)%

The Gabelli Enterprise Mergers and Acquisitions Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - EMAAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/EMAAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EMAAX-26-SATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Semiannual Report — March 31, 2026

To Our Shareholders,

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund was 7.6% compared with a total return of (1.8)% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2026:

Gabelli Enterprise Mergers and Acquisitions Fund

Long Positions
Energy and Utilities	15.8%
U.S. Government Obligations	13.3%
Entertainment	9.5%
Diversified Industrial	8.2%
Health Care	7.7%
Telecommunications	7.5%
Financial Services	4.8%
Metals and Mining	4.5%
Building and Construction	4.4%
Retail	3.0%
Wireless Communications	3.0%
Food and Beverage	2.8%
Business Services	2.6%
Automotive	2.5%
Consumer Products	1.9%
Real Estate	1.6%
Materials	1.4%
Machinery	1.3%
Computer Software and Services	1.2%
Broadcasting	0.9%
Cable and Satellite	0.6%
Publishing	0.4%
Electronics	0.3%
Hotels and Gaming	0.2%
Specialty Chemicals	0.2%
Semiconductors	0.2%
Consumer Services	0.2%
Communications Equipment	0.1%
Aerospace and Defense	0.1%
Media	0.1%
Closed-End Funds	0.1%
Containers and Packaging	0.1%
Equipment and Supplies	0.1%
Communications	0.0%*
Transportation	0.0%*
Other Assets and Liabilities (Net)	(0.3)%

Short Positions
Electronics	(0.3)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 86.4%
	Aerospace and Defense — 0.1%
500	Ducommun Inc.†	$29,560	$61,000

	Automotive — 2.5%
45,000	Iveco Group NV	672,262	995,533
11,500	LKQ Corp.	389,263	337,755
25,000	Pinewood Technologies Group plc†	185,298	68,993
		1,246,823	1,402,281
	Broadcasting — 0.9%
33,000	Sinclair Inc.	594,157	427,020
2,000	Versant Media Group Inc.	60,436	74,040
		654,593	501,060
	Building and Construction — 4.4%
800	Carrier Global Corp.	11,582	45,048
2,000	Champion Homes Inc.†	9,977	148,740
2,600	Lennar Corp., Cl. B	295,897	218,712
11,510	Nobility Homes Inc.	168,049	345,358
2,000	Tri Pointe Homes Inc.†	92,674	93,460
6,000	Vulcan Materials Co.	237,104	1,633,800
		815,283	2,485,118
	Business Services — 2.6%
300,000	Clear Channel Outdoor Holdings Inc.†	734,162	711,000
66,000	Dawson Geophysical Co.†	152,750	228,360
2,000	Ework Group AB	16,512	14,345
40,000	SEMrush Holdings Inc., Cl. A†	474,447	477,600
12,000	Yext Inc.†	93,385	46,080
		1,471,256	1,477,385
	Cable and Satellite — 0.6%
3,500	Liberty Broadband Corp., Cl. A†	14,632	175,770
3,500	Liberty Broadband Corp., Cl. C†	88,458	176,050
		103,090	351,820
	Communications — 0.0%
3,000	IHS Holding Ltd.†	24,143	24,690

	Communications Equipment — 0.1%
1,800	Digi International Inc.†	17,712	86,760

	Computer Software and Services — 1.2%
1,500	CSG Systems International Inc.	117,267	119,910
1,000	Datagroup SE	61,259	85,533
6,000	Onestream Inc.†	143,192	144,000
6,000	Playtech plc	52,349	26,525
300	PSI Software SE†	15,778	15,326
Shares		Cost	Market Value
200	Rockwell Automation Inc.	$52,559	$71,776
30,000	Stratasys Ltd.†	343,052	234,300
		785,456	697,370
	Consumer Products — 1.9%
4,500	Bang & Olufsen A/S†	12,186	6,035
6,300	Capri Holdings Ltd.†	178,641	111,006
2,000	iRobot Corp.†(a)	6,050	108
12,000	Nilfisk Holding A/S†	262,937	256,883
800	Olaplex Holdings Inc.†	1,604	1,624
17,000	Sealed Air Corp.	707,006	714,850
		1,168,424	1,090,506
	Consumer Services — 0.2%
400	UniFirst Corp.	87,949	100,636

	Containers and Packaging — 0.1%
9,800	Ardagh Metal Packaging SA	35,686	39,690

	Diversified Industrial — 8.2%
4,500	Chart Industries Inc.†	918,520	930,375
300	Genco Shipping & Trading Ltd.	6,632	6,765
15,000	Great Lakes Dredge & Dock Corp.†	254,435	255,000
300	Herc Holdings Inc.	35,618	29,865
3,600	Hexcel Corp.	150,585	291,348
105,200	Myers Industries Inc.(b)	1,677,306	2,228,136
10,000	Qube Holdings Ltd.	35,556	33,531
550,000	Schmitt Industries Inc.†(c)	16,610	8,250
3,000	Target Hospitality Corp.†	29,868	27,840
45,000	Tredegar Corp.†	326,099	357,750
44,000	Velan Inc.	253,658	501,330
		3,704,887	4,670,190
	Electronics — 0.3%
1,000	Bel Fuse Inc., Cl. A	94,821	180,200
300	Thermon Group Holdings Inc.†	15,118	15,120
		109,939	195,320
	Energy and Utilities — 15.8%
4,200	Alerion Cleanpower SpA	11,515	99,033
48,000	Algonquin Power & Utilities Corp.	242,597	294,720
120,000	Alvopetro Energy Ltd.	332,667	822,083
17,000	Avista Corp.	670,525	682,380
147	California Resources Corp.	7,789	10,176
2,500	DMC Global Inc.†	26,194	13,025
32,000	Endesa SA	866,726	1,334,498
12,500	Energy Transfer LP	71,559	241,250
1,000	Essential Utilities Inc.	39,156	40,270
160,000	Gulf Coast Ultra Deep Royalty Trust†	94,045	5,597

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
2,500	KLX Energy Services Holdings Inc.†	$14,337	$6,500
2,000	National Fuel Gas Co.	113,312	187,920
7,700	Northwestern Energy Group Inc.	230,005	507,738
8,200	ONEOK Inc.	538,113	741,198
12,000	Portland General Electric Co.	563,283	633,240
15,500	Severn Trent plc	427,351	633,938
12,000	SLB Ltd.	413,760	616,680
2,000	Southwest Gas Holdings Inc.	123,299	173,800
1,081	Sunococorp LLC	55,131	66,644
25,000	The AES Corp.	356,119	352,250
18,500	TXNM Energy Inc.	863,040	1,081,510
9,000	UGI Corp.	302,401	327,780
3,000	Western Midstream Partners LP	108,195	123,510
		6,471,119	8,995,740
	Entertainment — 9.5%
21,700	Atlanta Braves Holdings Inc., Cl. A†	549,505	1,023,155
7,300	Atlanta Braves Holdings Inc., Cl. C†	294,665	311,710
1,000	Electronic Arts Inc.	201,558	203,870
1,500	Endeavor Group Holdings Inc., Cl. A†	39,026	41,250
42,000	Fox Corp., Cl. B	1,564,273	2,230,200
400	Grindr Inc.†	5,475	4,836
120,000	IMAX China Holding Inc.†	143,481	118,604
128	Liberty Live Holdings Inc., Cl. A†	162	11,730
128	Liberty Live Holdings Inc., Cl. C†	175	12,046
3,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	7,186	234,240
3,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	9,110	255,060
20,000	Manchester United plc, Cl. A†	336,841	336,400
23,000	Warner Bros Discovery Inc.†	362,027	631,580
		3,513,484	5,414,681
	Equipment and Supplies — 0.1%
1,182	HNI Corp.	48,775	39,467

	Financial Services — 4.8%
5,000	Air Lease Corp.	320,503	324,700
1,000	Allfunds Group plc	9,681	9,854
Shares		Cost	Market Value
200	Brighthouse Financial Inc.†	$12,828	$11,976
800	Brookfield Asset Management Ltd., Cl. A	28,564	35,560
4,500	Brookfield Corp.	120,265	182,115
6,500	Cantaloupe Inc.†	71,562	70,265
4,000	Clearwater Analytics Holdings Inc., Cl. A†	95,117	94,600
200	Core Scientific Inc.†	2,979	2,992
400	Diamond Hill Investment Group Inc.	68,148	68,840
1,100	DigitalBridge Group Inc.	16,980	16,962
2,000	First Bank	25,124	32,000
10,000	First Horizon Corp.	153,520	227,600
45,787	Huntington Bancshares Inc.	539,073	716,566
14,000	International Money Express Inc.†	207,250	221,200
4,000	Janus Henderson Group plc	205,625	205,480
26,000	Navient Corp.	243,937	212,680
7,684	Shore Bancshares Inc.	127,051	143,537
1,500	SouthState Bank Corp.	101,474	138,780
700	Towne Bank	23,670	23,569
		2,373,351	2,739,276
	Food and Beverage — 2.8%
3,000	Flowers Foods Inc.	7,113	24,450
9,900	GrainCorp Ltd., Cl. A	113,361	45,286
11,000	JDE Peet’s NV	401,601	404,825
3,500	Nathan’s Famous Inc.	352,666	352,555
120,000	SunOpta Inc.†	768,690	777,600
		1,643,431	1,604,716
	Health Care — 7.4%
9,000	Amicus Therapeutics Inc.†	129,505	130,140
10,500	Apellis Pharmaceuticals Inc.†	424,235	422,415
2,000	Arcellx Inc.†	228,959	229,640
1,000	Atrium Therapeutics Inc.†	14,580	13,370
2,360	BioCryst Pharmaceuticals Inc.†	16,024	22,467
1,200	Bio-Rad Laboratories Inc., Cl. A†	116,459	334,500
4,000	Cross Country Healthcare Inc.†	47,566	37,600
200	Day One Biopharmaceuticals Inc.†	4,233	4,288
500	FONAR Corp.†	9,355	9,280
2,000	Globus Medical Inc., Cl. A†	96,677	172,320
7,000	Grifols SA, ADR	46,970	56,140
4,000	Hologic Inc.†	298,630	302,360
100	ICU Medical Inc.†	6,058	12,915
2,200	Idorsia Ltd.†	22,649	9,548
1,000	Illumina Inc.†	65,945	123,260
500	Kenvue Inc.	8,300	8,620

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
24,000	LENSAR Inc.†	$335,499	$143,040
1,500	Masimo Corp.†	265,672	266,805
400	Penumbra Inc.†	138,704	131,348
50,000	Perrigo Co. plc	1,081,303	537,000
5,375	QIAGEN NV	270,215	215,215
3,500	QuidelOrtho Corp.†	112,488	57,505
7,300	STAAR Surgical Co.†	185,121	136,510
10,000	Surgery Partners Inc.†	220,955	119,200
5,000	Terns Pharmaceuticals Inc.†	263,400	263,600
1,000	TherapeuticsMD Inc.†	2,282	2,020
35,200	Viatris Inc.	425,311	475,552
		4,837,095	4,236,658
	Hotels and Gaming — 0.2%
5,000	Golden Entertainment Inc.	143,715	133,450

	Machinery — 1.3%
25,000	CFT SpA†(a)	138,180	132,923
44,000	CNH Industrial NV	361,566	484,000
4,500	Valmet Oyj	144,300	126,756
		644,046	743,679
	Materials — 1.3%
7,000	Rogers Corp.†	571,504	751,310

	Media — 0.1%
14,700	The E.W. Scripps Co., Cl. A†	90,163	54,684

	Metals and Mining — 4.1%
31,700	Alamos Gold Inc., Cl. A	375,869	1,408,431
3,000	Kinross Gold Corp.	15,643	91,719
2,500	Newmont Corp.	92,540	270,625
2,500	Orogen Royalties Inc.†	3,559	6,559
10,000	Pan American Silver Corp.	105,920	547,049
		593,531	2,324,383
	Publishing — 0.4%
25,700	Lee Enterprises Inc.†	245,185	221,277

	Real Estate — 1.6%
3,200	Corem Property Group AB, Cl. B	7,363	1,128
40,000	Kennedy-Wilson Holdings Inc.	434,367	432,800
600	Millrose Properties Inc., REIT	6,636	16,800
3,000	Peakstone Realty Trust, REIT	62,622	62,670
2,400	Ryman Hospitality Properties Inc., REIT	131,570	221,448
24,000	Trinity Place Holdings Inc.†(a)	0	0
Shares		Cost	Market Value
12,000	Two Harbors Investment Corp., REIT	$134,160	$137,040
3,500	Veris Residential Inc., REIT	65,943	66,045
		842,661	937,931
	Retail — 3.0%
8,000	Albertsons Companies Inc., Cl. A	163,089	136,320
10,000	Bapcor Ltd.	25,292	4,140
6,000	European Wax Center Inc., Cl. A†	34,338	34,680
8,800	Macy’s Inc.	171,021	159,192
10,000	Mister Car Wash Inc.†	69,810	69,700
10,000	Skechers USA Inc., Cl. A†(a)	162,725	162,600
135,000	Sportsman’s Warehouse Holdings Inc.†	996,927	190,350
21,600	Village Super Market Inc., Cl. A	489,898	912,168
12,400	Yamada Holdings Co. Ltd.	36,458	40,949
		2,149,558	1,710,099
	Semiconductors — 0.2%
500	Silicon Laboratories Inc.†	103,435	104,075
300	SkyWater Technology Inc.†	9,758	8,223
		113,193	112,298
	Specialty Chemicals — 0.2%
8,200	Mativ Holdings Inc.	129,810	71,340
13,500	SGL Carbon SE†	174,028	50,947
		303,838	122,287
	Telecommunications — 7.5%
200,000	Koninklijke KPN NV	605,309	1,110,310
50,000	Liberty Global Ltd., Cl. A†	568,554	604,500
20,000	Liberty Latin America Ltd., Cl. A†	165,478	172,800
12,000	Liberty Latin America Ltd., Cl. C†	110,478	105,840
7,000	Orange Belgium SA†	133,090	163,437
11,000	Parrot SA†	39,890	123,075
500	QUALCOMM Inc.	87,220	64,390
4,000	Rogers Communications Inc., Cl. B	113,977	153,800
5,800	Sunrise Communications AG, Cl. A	233,498	343,242
135,000	Telefonica Deutschland Holding AG†	344,401	330,804
30,200	Telesat Corp.†	334,126	1,093,240
		2,736,021	4,265,438
	Transportation — 0.0%
300	ZIM Integrated Shipping Services Ltd.	8,397	7,905

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications — 3.0%
12,000	Array Digital Infrastructure Inc.	$228,715	$553,680
10,700	Millicom International Cellular SA	222,114	801,858
8,000	Telephone and Data Systems Inc.	98,072	336,800
		548,901	1,692,338
	TOTAL COMMON STOCKS	38,132,769	49,291,443

	CLOSED-END FUNDS — 0.1%
30,000	Altaba Inc., Escrow†	0	40,500

	RIGHTS — 0.8%
	Computer Software and Services — 0.0%
4,000	Gen Digital Inc., CVR†	0	1,931

	Consumer Products — 0.0%
2,000	Monogram Technologies Inc., CVR†	0	1,400

	Food and Beverage — 0.0%
5,000	TreeHouse Foods Inc., CVR†	0	8,750

	Health Care — 0.3%
5,000	89bio Inc., CVR†	0	1,500
6,700	ABIOMED Inc., CVR†	1	10,720
8,000	Akero Therapeutics Inc., CVR†	0	4,000
20,000	Akouos Inc., CVR†	0	10,000
4,000	Albireo Pharma Inc., CVR†	0	9,000
13,000	Ambit Biosciences Corp., CVR†(a)	0	0
10,000	Avadel Pharmaceuticals plc, CVR†	0	5,500
7,000	Blueprint Medicines Corp., CVR†	0	2,800
50,000	Checkpoint Therapeutics Inc., CVR†	0	5,000
56,000	Chinook Therapeutics Inc., CVR†	0	11,200
28,000	Epizyme Inc., CVR†	0	560
5,000	Flexion Therapeutics Inc., CVR†	0	500
12,000	Fusion Pharmaceuticals Inc., CVR†	0	6,000
30,000	Gracell Biotechnologies Inc., CVR†	0	1,200
30,000	Icosavax Inc., CVR†	0	9,000
2,000	Landos Biopharma Inc., CVR†(a)	0	5,020
Shares		Cost	Market Value
4,000	Mersana Therapeutics Inc., CVR†	$0	$11,000
4,800	Metsera Inc., CVR†	0	21,600
15,000	Mirati Therapeutics Inc., CVR†	0	7,500
3,000	Opiant Pharmaceuticals Inc., CVR†	0	1,500
6,000	Paragon 28 Inc., CVR†	0	300
100,000	Paratek Pharmaceuticals Inc., CVR†	0	2,000
4,500	Poseida Therapeutics Inc., CVR†	0	2,250
2,000	Prevail Therapeutics Inc., CVR†	0	400
20,000	Regulus Therapeutics Inc, CVR†	0	20,000
5,000	Sage Therapeutics Inc., CVR†	0	1,750
14,000	scPharmaceuticals Inc., CVR†	0	4,200
500	Sigilon Therapeutics Inc., CVR†(a)	0	3,775
17,000	Verve Therapeutics Inc., CVR†	0	8,500
65,000	Vigil Neuroscience Inc., CVR†	0	3,250
		1	170,025
	Materials — 0.1%
17,500	Resolute Forest Products Inc., CVR†	0	26,250

	Metals and Mining — 0.4%
10,000	Kinross Gold Corp., CVR†(a)	0	0
400,000	Pan American Silver Corp., CVR†	92,000	240,000
		92,000	240,000
	TOTAL RIGHTS	92,001	448,356

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 13.3%
$7,621,000	U.S. Treasury Bills, 3.610% to 3.643%††, 05/14/26 to 06/18/26	$7,571,857	$7,571,751

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.6%	$45,796,627	57,352,050

	SECURITIES SOLD SHORT — (0.3)% (Proceeds received $106,149)		(197,980)

	Other Assets and Liabilities (Net) — (0.3)%		(123,485)

	NET ASSETS — 100.0%		$57,030,585

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.3)%
	Electronics — (0.3)%
1,000	Bel Fuse Inc., Cl. B	$106,149	$197,980

	TOTAL SECURITIES SOLD SHORT(d)	$106,149	$197,980

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Securities, or a portion thereof, with a value of $2,069,000 were deposited with the broker as collateral for securities sold short.
(c)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(d)	At March 31, 2026, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets:
Investments in securities, at value (cost $45,780,017)	$57,343,800
Investments in affiliates, at value (cost $16,610)	8,250
Cash	52,129
Deposit at brokers	203,699
Receivable for Fund shares sold	64,791
Receivable from Adviser	19,824
Dividends receivable	141,441
Prepaid expenses	35,931
Total Assets	57,869,865
Liabilities:
Securities sold short, at value (proceeds $106,149)	197,980
Foreign currency overdraft, at value (cost $767)	766
Payable for investments purchased	490,718
Payable for Fund shares redeemed	298
Payable for investment advisory fees	45,686
Payable for accounting fees	7,500
Payable for distribution fees	5,850
Payable for chief compliance officer compensation	1,050
Payable for shareholder communications	44,375
Other accrued expenses	45,057
Total Liabilities	839,280
Commitments and Contingencies (See Note 3)
Net Assets (applicable to 3,094,918 shares outstanding)	$57,030,585

Net Assets Consist of:
Paid-in capital	$44,383,624
Total distributable earnings	12,646,961
Net Assets	$57,030,585

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,288,204 ÷ 127,918 shares outstanding; 100,000,000 shares authorized)	$17.89
Class A:
Net Asset Value and redemption price per share ($22,611,921 ÷ 1,291,808 shares outstanding; 200,000,000 shares authorized)	$17.50
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.57
Class C:
Net Asset Value and offering price per share ($688,408 ÷ 45,294 shares outstanding; 100,000,000 shares authorized)	$15.20	(a)
Class Y:
Net Asset Value, offering, and redemption price per share ($31,442,052 ÷ 1,629,898 shares outstanding; 100,000,000 shares authorized)	$19.29

Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $23,385)	$637,916
Interest	59,917
Total Investment Income	697,833
Expenses:
Investment advisory fees	253,198
Distribution fees - Class AAA	4,035
Distribution fees - Class A	27,290
Distribution fees - Class C	4,306
Registration expenses	38,670
Shareholder communications expenses	36,392
Legal and audit fees	33,562
Directors’ fees	30,000
Accounting fees	22,500
Shareholder services fees	18,275
Custodian fees	8,346
Interest expense	3,657
Dividend expense on securities sold short	3,381
Chief compliance officer compensation	1,173
Miscellaneous expenses	8,686
Total Expenses	493,471
Less:
Expense reimbursements (See Note 3)	(93,570)
Expenses paid indirectly by broker (See Note 6)	(521)
Total Credits and Reimbursements	(94,091)
Net Expenses	399,380
Net Investment Income	298,453

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	3,076,218
Net realized loss on securities sold short	(319,244)
Net realized loss on foreign currency transactions	(3,674)
Net realized gain on investments, securities sold short, and foreign currency transactions	2,753,300
Net change in unrealized appreciation/depreciation:
on investments	926,163
on securities sold short	12,505
on foreign currency translations	(713)
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	937,955
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	3,691,255
Net Increase in Net Assets Resulting from Operations	$3,989,708

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$298,453	$716,501
Net realized gain on investments, securities sold short, forward foreign exchange contracts	2,753,300	890,869
Net change in unrealized appreciation/(depreciation) on investments	937,955	5,860,333
Net Increase in Net Assets Resulting from Operations	3,989,708	7,467,703

Distributions to Shareholders:
Accumulated earnings
Class AAA	(124,033)	(101,050)
Class A	(730,929)	(650,236)
Class C	(24,699)	(36,823)
Class Y	(1,082,250)	(960,934)
Total Distributions to Shareholders	(1,961,911)	(1,749,043)

Capital Share Transactions:
Class AAA	(1,261,638)	(225,360)
Class A	263,392	(2,304,584)
Class C	(294,881)	(945,537)
Class Y	2,754,389	221,172
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,461,262	(3,254,309)

Redemption Fees	115	85

Net Increase in Net Assets	3,489,174	2,464,436

Net Assets:
Beginning of year	53,541,411	51,076,975
End of period	$57,030,585	$53,541,411

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2026(f)	$17.19	$0.04	$1.25	$1.29	$(0.20)	$(0.39)	$(0.59)	$0.00	$17.89	7.65%	$2,288	0.47	%(g)	1.94	%(g)	1.94	%(g)	50%
2025	15.35	0.16 (h)	2.16	2.32	(0.10)	(0.38)	(0.48)	0.00	17.19	15.61	3,405	1.03	(h)	1.88		1.87		100
2024	13.48	0.08	2.13 (i)	2.21	—	(0.34)	(0.34)	0.00	15.35	16.56 (i)	3,259	0.64	(g)	1.87	(g)	1.86	(g)	125
2023	13.86	0.02	(0.31)	(0.29)	—	(0.09)	(0.09)	—	13.48	(2.11)	3,878	0.18		1.84		1.84		171
2022	16.48	(0.04)	(1.51)	(1.55)	—	(1.07)	(1.07)	0.00	13.86	(10.07)	5,257	(0.24)		1.71		1.70		160
2021	13.83	(0.03)	2.68	2.65	—	—	—	0.00	16.48	19.16	6,553	(0.21)		1.69		1.69		173
Class A
2026(f)	$16.83	$0.05	$1.21	$1.26	$(0.20)	$(0.39)	$(0.59)	$0.00	$17.50	7.57%	$22,612	0.64	%(g)	1.94	%(g)	1.94	%(g)	50%
2025	15.03	0.15 (h)	2.12	2.27	(0.10)	(0.37)	(0.47)	0.00	16.83	15.63	21,489	1.00	(h)	1.88		1.87		100
2024	13.20	0.08	2.08 (i)	2.16	—	(0.33)	(0.33)	0.00	15.03	16.55 (i)	21,452	0.62	(g)	1.87	(g)	1.86	(g)	125
2023	13.57	0.02	(0.30)	(0.28)	—	(0.09)	(0.09)	—	13.20	(2.09)	21,957	0.17		1.84		1.84		171
2022	16.15	(0.03)	(1.48)	(1.51)	—	(1.07)	(1.07)	0.00	13.57	(10.02)	26,334	(0.23)		1.71		1.70		160
2021	13.56	(0.03)	2.62	2.59	—	—	—	0.00	16.15	19.10	32,286	(0.20)		1.69		1.69		173
Class C
2026(f)	$14.56	$(0.01)	$1.05	$1.04	$(0.07)	$(0.33)	$(0.40)	$0.00	$15.20	7.22%	$688	(0.16	)%(g)	2.69	%(g)	2.69	%(g)	50%
2025	13.01	0.01 (h)	1.86	1.87	—	(0.32)	(0.32)	0.00	14.56	14.77	943	0.04	(h)	2.63		2.62		100
2024	11.50	(0.02)	1.82 (i)	1.80	—	(0.29)	(0.29)	0.00	13.01	15.80 (i)	1,767	(0.18	)(g)	2.62	(g)	2.61	(g)	125
2023	11.92	(0.07)	(0.27)	(0.34)	—	(0.08)	(0.08)	—	11.50	(2.89)	2,564	(0.60)		2.59		2.59		171
2022	14.41	(0.13)	(1.29)	(1.42)	—	(1.07)	(1.07)	0.00	11.92	(10.65)	4,056	(0.99)		2.46		2.45		160
2021	12.19	(0.13)	2.35	2.22	—	—	—	0.00	14.41	18.21	6,753	(0.95)		2.44		2.44		173
Class Y
2026(f)	$18.59	$0.15	$1.34	$1.49	$(0.36)	$(0.43)	$(0.79)	$0.00	$19.29	8.12%	$31,442	1.57	%(g)	1.69	%(g)	1.03	%(g)(j)	50%
2025	16.61	0.33 (h)	2.31	2.64	(0.25)	(0.41)	(0.66)	0.00	18.59	16.58	27,704	1.92	(h)	1.63		1.00	(j)	100
2024	14.56	0.21	2.30 (i)	2.51	(0.09)	(0.37)	(0.46)	0.00	16.61	17.50 (i)	24,599	1.48	(g)	1.62	(g)	1.00	(g)(j)	125
2023	14.87	0.15	(0.34)	(0.19)	(0.02)	(0.10)	(0.12)	—	14.56	(1.30)	25,307	1.00		1.59		1.01	(j)	171
2022	17.53	0.08	(1.61)	(1.53)	(0.06)	(1.07)	(1.13)	0.00	14.87	(9.37)	32,088	0.48		1.46		1.00	(j)	160
2021	14.66	0.08	2.83	2.91	(0.04)	—	(0.04)	0.00	17.53	19.87	46,562	0.45		1.44		1.03	(j)	173

*	For 2021 through 2023 the Fund had a fiscal year end of October 31. In 2024 the Fund changed fiscal year ends from October to September. 2024 is for the period November 1, 2023 to September 30, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended March 31, 2026, the period November 1, 2023 to September 30, 2024, and the fiscal years ended October 31, 2023, and 2021 would have been 1.93%, 1.86%, 1.84%, and 1.65% (Class AAA), 1.93%, 1.86%, 1.84%, and 1.66% (Class A), 2.68%, 2.61%, 2.59%, and 2.41% (Class C), 1.01%, 1.00%, 1.01%, and 1.00% (Class Y), respectively. For the fiscal years ended September 30, 2025 and October 31, 2022, there was no material impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	The Fund incurred interest expense during all periods presented. For the six months ended March 31, 2026, the period November 1, 2023 to September 30, 2024, and the fiscal years ended October 31, 2022 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.93%, 1.86%, 1.70%, and 1.69% (Class AAA),1.93%, 1.86%, 1.70%, and 1.69% (Class A), 2.68%, 2.61%, 2.45%, and 2.44% (Class C), and 1.01%, 1.00%, 1.01%, and 1.03% (Class Y), respectively. For the fiscal years ended September 30, 2025, and October 31, 2023, there was no material impact on the expense ratios.
(f)	For the six months ended March 31, 2026, unaudited.
(g)	Annualized.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.05 (Class AAA), $0.04 (Class A), $(0.09) (Class C), and $0.20 (Class Y), respectively, and the net investment income (loss) ratio would have been 0.32% (Class AAA), 0.29% (Class A), (0.68)% (Class C), and 1.21% (Class Y), respectively.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights (Continued)

(i)	Includes proceeds received from litigation settlements during eleven month period ended September 30, 2024. Had the fund not received these payments, the net realized and unrealized gain (loss) on investments per share amount would have been $1.99, $1.94, $1.70, and $2.15, and total return would have been 15.50%, 15.47%, 14.73%, and 16.44% for Class AAA, Class A, Class C, and Class Y, respectively.
(j)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class Y expenses of $93,570, $152,704, $139,968, $171,717, $180,664, and $167,545, for the six months ended March 31, 2026, the fiscal year ended September 30, 2025, the period November 1, 2023 to September 30, 2024, and the fiscal years ended October 31, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund (the Fund), the sole series of the Gabelli 787 Fund, Inc. (the Corporation), is incorporated in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Its primary objective is capital appreciation. The Fund commenced investment operations on February 28, 2001. On August 21, 2024, the Board of Directors (the Board) approved a change of the fiscal year end of the Fund from October 31 to September 30, effective as of September 30, 2024. This report reflects the activity of the Fund for the six months ended March 31, 2026.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of the Fund under the general supervision of the Fund’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to:

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 03/31/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$1,090,398	—	$108	$1,090,506
Diversified Industrial	4,661,940	$8,250	—	4,670,190
Entertainment	5,373,431	41,250	—	5,414,681
Machinery	610,756	—	132,923	743,679
Real Estate	937,931	—	0	937,931
Retail	1,547,499	—	162,600	1,710,099
Telecommunications	3,934,634	330,804	—	4,265,438
Other Industries (b)	30,458,919	—	—	30,458,919
Total Common Stocks	48,615,508	380,304	295,631	49,291,443
Closed-End Funds	—	40,500	—	40,500
Rights (b)	241,931	197,630	8,795	448,356
U.S. Government Obligations	—	7,571,751	—	7,571,751
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$48,857,439	$8,190,185	$304,426	$57,352,050

LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(197,980)	—	—	$(197,980)
TOTAL INVESTMENTS – LIABILITIES	$(197,980)	—	—	$(197,980)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended March 31, 2026, the Fund did not invest in Acquired Funds.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at March 31, 2026, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended March 31, 2026, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at March 31, 2026 are reflected within the Schedule of Investments. For the six months ended March 31, 2026, the Fund did not incur service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,650,984
Net long term capital gains	98,059
Total distributions paid	$1,749,043

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$47,125,418	$14,752,706	$(4,724,054)	$10,028,652

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class Y to the extent necessary to maintain Class Y’s total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least February 28, 2027 at no more than 1.00% of the value of its average daily net assets. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets. During the six months ended March 31, 2026,

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

the Adviser reimbursed certain expenses in the amount of $93,570. At March 31, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $386,242:

For the fiscal period ended September 30, 2024, expiring September 30, 2026	$139,968
For the fiscal year ended September 30, 2025, expiring September 30, 2027	152,704
For the six months ended March 31, 2026, expiring September 30, 2028	93,570
$386,242

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y Shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2026, other than short term securities and U.S. Government obligations, aggregated $26,170,346 and $33,383,707, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2026, the Fund paid $12,884 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $756 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2026, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during these periods were $521.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2026, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund is allocated a portion of the chief compliance officer’s cost. For the six months ended March 31, 2026, the Fund paid or accrued $1,173, in chief compliance officer compensation in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 30, 2026. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2026, there were no borrowings outstanding under the line of credit.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The average daily amount of borrowings outstanding under the line of credit for 24 days of borrowings during the six months ended March 31, 2026 was $903,792 with a weighted average interest rate of 5.36%. The maximum amount borrowed at any time during the six months ended March 31, 2026 was $2,335,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class Y Shares. Class AAA and Class Y Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	40,023	$705,770	10,937	$175,830
Shares issued upon reinvestment of distributions	7,124	123,738	6,782	101,050
Shares redeemed	(117,295)	(2,091,146)	(31,935)	(502,240)
Net decrease	(70,148)	$(1,261,638)	(14,216)	$(225,360)

Class A
Shares sold	56,902	$993,156	60,042	$912,972
Shares issued upon reinvestment of distributions	36,782	625,290	38,150	556,230
Shares redeemed	(78,844)	(1,355,054)	(248,285)	(3,773,786)
Net increase/(decrease)	14,840	$263,392	(150,093)	$(2,304,584)

Class C
Shares sold	5,153	$77,942	1,633	$21,842
Shares issued upon reinvestment of distributions	1,637	24,204	2,864	36,310
Shares redeemed	(26,292)	(397,027)	(75,489)	(1,003,689)
Net decrease	(19,502)	$(294,881)	(70,992)	$(945,537)

Class Y
Shares sold	448,693	$8,626,104	296,893	$5,146,314
Shares issued upon reinvestment of distributions	56,371	1,053,575	58,710	939,948
Shares redeemed	(365,113)	(6,925,290)	(346,744)	(5,865,090)
Net increase	139,951	$2,754,389	8,859	$221,172

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

ReFlow Fund LLC. The Funds may participate in the ReFlow Fund, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2026 is set forth below:

	Market Value at September 30, 2025	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Depreciation	Market Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Percent Owned of Shares
Schmitt Industries Inc.†	$8,250	$—	$—	$—	$—	$8,250	550,000	$—	14.20%

†	Non-income producing security.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI ENTERPRISE MERGERS AND
ACQUISITIONS FUND
A Portfolio of the Gabelli 787 Fund, Inc.
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

James P. Conn
Former Managing Director and
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corporation

Eileen Cheigh Nakamura
Former VP
Pfizer, Inc.

Regina M. Pitaro
Managing Director,
GAMCO Asset Management, Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q126SR

GABELLI FUNDS

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Semiannual Report
March 31, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2026(f)	$17.19	$0.04	$1.25	$1.29	$(0.20)	$(0.39)	$(0.59)	$0.00	$17.89	7.65%	$2,288	0.47	%(g)	1.94	%(g)	1.94	%(g)	50%
2025	15.35	0.16 (h)	2.16	2.32	(0.10)	(0.38)	(0.48)	0.00	17.19	15.61	3,405	1.03	(h)	1.88		1.87		100
2024	13.48	0.08	2.13 (i)	2.21	—	(0.34)	(0.34)	0.00	15.35	16.56 (i)	3,259	0.64	(g)	1.87	(g)	1.86	(g)	125
2023	13.86	0.02	(0.31)	(0.29)	—	(0.09)	(0.09)	—	13.48	(2.11)	3,878	0.18		1.84		1.84		171
2022	16.48	(0.04)	(1.51)	(1.55)	—	(1.07)	(1.07)	0.00	13.86	(10.07)	5,257	(0.24)		1.71		1.70		160
2021	13.83	(0.03)	2.68	2.65	—	—	—	0.00	16.48	19.16	6,553	(0.21)		1.69		1.69		173
Class A
2026(f)	$16.83	$0.05	$1.21	$1.26	$(0.20)	$(0.39)	$(0.59)	$0.00	$17.50	7.57%	$22,612	0.64	%(g)	1.94	%(g)	1.94	%(g)	50%
2025	15.03	0.15 (h)	2.12	2.27	(0.10)	(0.37)	(0.47)	0.00	16.83	15.63	21,489	1.00	(h)	1.88		1.87		100
2024	13.20	0.08	2.08 (i)	2.16	—	(0.33)	(0.33)	0.00	15.03	16.55 (i)	21,452	0.62	(g)	1.87	(g)	1.86	(g)	125
2023	13.57	0.02	(0.30)	(0.28)	—	(0.09)	(0.09)	—	13.20	(2.09)	21,957	0.17		1.84		1.84		171
2022	16.15	(0.03)	(1.48)	(1.51)	—	(1.07)	(1.07)	0.00	13.57	(10.02)	26,334	(0.23)		1.71		1.70		160
2021	13.56	(0.03)	2.62	2.59	—	—	—	0.00	16.15	19.10	32,286	(0.20)		1.69		1.69		173
Class C
2026(f)	$14.56	$(0.01)	$1.05	$1.04	$(0.07)	$(0.33)	$(0.40)	$0.00	$15.20	7.22%	$688	(0.16	)%(g)	2.69	%(g)	2.69	%(g)	50%
2025	13.01	0.01 (h)	1.86	1.87	—	(0.32)	(0.32)	0.00	14.56	14.77	943	0.04	(h)	2.63		2.62		100
2024	11.50	(0.02)	1.82 (i)	1.80	—	(0.29)	(0.29)	0.00	13.01	15.80 (i)	1,767	(0.18	)(g)	2.62	(g)	2.61	(g)	125
2023	11.92	(0.07)	(0.27)	(0.34)	—	(0.08)	(0.08)	—	11.50	(2.89)	2,564	(0.60)		2.59		2.59		171
2022	14.41	(0.13)	(1.29)	(1.42)	—	(1.07)	(1.07)	0.00	11.92	(10.65)	4,056	(0.99)		2.46		2.45		160
2021	12.19	(0.13)	2.35	2.22	—	—	—	0.00	14.41	18.21	6,753	(0.95)		2.44		2.44		173
Class Y
2026(f)	$18.59	$0.15	$1.34	$1.49	$(0.36)	$(0.43)	$(0.79)	$0.00	$19.29	8.12%	$31,442	1.57	%(g)	1.69	%(g)	1.03	%(g)(j)	50%
2025	16.61	0.33 (h)	2.31	2.64	(0.25)	(0.41)	(0.66)	0.00	18.59	16.58	27,704	1.92	(h)	1.63		1.00	(j)	100
2024	14.56	0.21	2.30 (i)	2.51	(0.09)	(0.37)	(0.46)	0.00	16.61	17.50 (i)	24,599	1.48	(g)	1.62	(g)	1.00	(g)(j)	125
2023	14.87	0.15	(0.34)	(0.19)	(0.02)	(0.10)	(0.12)	—	14.56	(1.30)	25,307	1.00		1.59		1.01	(j)	171
2022	17.53	0.08	(1.61)	(1.53)	(0.06)	(1.07)	(1.13)	0.00	14.87	(9.37)	32,088	0.48		1.46		1.00	(j)	160
2021	14.66	0.08	2.83	2.91	(0.04)	—	(0.04)	0.00	17.53	19.87	46,562	0.45		1.44		1.03	(j)	173

*	For 2021 through 2023 the Fund had a fiscal year end of October 31. In 2024 the Fund changed fiscal year ends from October to September. 2024 is for the period November 1, 2023 to September 30, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended March 31, 2026, the period November 1, 2023 to September 30, 2024, and the fiscal years ended October 31, 2023, and 2021 would have been 1.93%, 1.86%, 1.84%, and 1.65% (Class AAA), 1.93%, 1.86%, 1.84%, and 1.66% (Class A), 2.68%, 2.61%, 2.59%, and 2.41% (Class C), 1.01%, 1.00%, 1.01%, and 1.00% (Class Y), respectively. For the fiscal years ended September 30, 2025 and October 31, 2022, there was no material impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	The Fund incurred interest expense during all periods presented. For the six months ended March 31, 2026, the period November 1, 2023 to September 30, 2024, and the fiscal years ended October 31, 2022 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.93%, 1.86%, 1.70%, and 1.69% (Class AAA),1.93%, 1.86%, 1.70%, and 1.69% (Class A), 2.68%, 2.61%, 2.45%, and 2.44% (Class C), and 1.01%, 1.00%, 1.01%, and 1.03% (Class Y), respectively. For the fiscal years ended September 30, 2025, and October 31, 2023, there was no material impact on the expense ratios.
(f)	For the six months ended March 31, 2026, unaudited.
(g)	Annualized.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.05 (Class AAA), $0.04 (Class A), $(0.09) (Class C), and $0.20 (Class Y), respectively, and the net investment income (loss) ratio would have been 0.32% (Class AAA), 0.29% (Class A), (0.68)% (Class C), and 1.21% (Class Y), respectively.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights (Continued)

(i)	Includes proceeds received from litigation settlements during eleven month period ended September 30, 2024. Had the fund not received these payments, the net realized and unrealized gain (loss) on investments per share amount would have been $1.99, $1.94, $1.70, and $2.15, and total return would have been 15.50%, 15.47%, 14.73%, and 16.44% for Class AAA, Class A, Class C, and Class Y, respectively.
(j)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class Y expenses of $93,570, $152,704, $139,968, $171,717, $180,664, and $167,545, for the six months ended March 31, 2026, the fiscal year ended September 30, 2025, the period November 1, 2023 to September 30, 2024, and the fiscal years ended October 31, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

James P. Conn	$6,000
Vincent D. Enright	$5,500
Eileen C. Nakamura	$5,000
Salvatore M. Salibello	$7,000
Salvatore J. Zizza	$6,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers;

Richard Walz, CCO	$1,173

and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of Gabelli Enterprise Mergers and Acquisitions Fund (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on February 10, 2026, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1)	The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund (including the purchase and sale of portfolio securities), overseeing all of the Fund’s third party service providers, and providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2)	The performance of the Fund and the Adviser.

The Board Members then reviewed the investment performance of the Fund, on an absolute basis, as compared to a Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one-, three-, five-, and ten-year average annual total return for the periods ended December 31, 2025. The peer groups considered by the Board Members were a group of event driven funds selected by the Adviser (the Adviser Performance Peer Group) and a group developed by Broadridge comprised of the Fund and all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution (the Broadridge Performance Peer Group, and together with the Adviser Performance Peer Group, the Performance Peer Groups). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance against the Adviser Peer Group was above the median for the one-, three-, five-, and ten-year periods, and against the Broadridge Performance Peer Group was in the first quintile for the one-, three-, five-, and ten-year periods.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against an expense peer group prepared by the Adviser (the Adviser Expense Peer Group) and against an expense peer group prepared by Broadridge (the Broadridge Expense Peer Group, and together with the Adviser Expense Peer Group, the Expense Peer Groups). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio with respect to the Expense Peer Groups. The Board Members noted that the Fund’s advisory fee ratio and total expense ratio were below the median when compared to those of the Expense Peer Groups.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were comparable to the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma income statements of the Adviser for the year ended December 31, 2025. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 8, 2026

*	Print the name and title of each signing officer under his or her signature.